Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income before income taxes	Income before Income Taxes

	U.S.	Non-U.S.	Total
2013	$1,507	$1,247	$2,754
2012	319	1,616	1,935
2011	1,791	1,164	2,955

Provision (benefit) for income taxes
Provision (Benefit) for Income Taxes

	U.S. Federal	Non-U.S.	U.S. State	Total
2013:
Current	$291	$247	$4	$542
Deferred	17	33	—	50
Total	$308	$280	$4	$592

2012:
Current	$(108)	$156	$(2)	$46
Deferred	65	65	—	130
Total	$(43)	$221	$(2)	$176

2011:
Current	$518	$138	$8	$664
Deferred	20	24	11	55
Total	$538	$162	$19	$719

Principal reconciling items from income tax computed at statutory federal rate
Principal reconciling items from income tax computed at the statutory federal rate follow:

	2013	2012	2011
Computed tax at statutory rate	$964	$677	$1,034
Non-U.S. effective tax rates	(156)	(345)	(245)
U.S. R&D tax credit	(129)	—	(58)
U.S. tax benefit for manufacturing	(66)	(158)	(31)
Impact of changes to uncertain tax positions	(14)	(88)	—
Non-deductible expenses	13	42	27
Other	(20)	48	(8)
Total provision for income taxes	$592	$176	$719

Primary components of deferred income tax assets and liabilities
The primary components of deferred income tax assets and liabilities were as follows:

	December 31,
	2013	2012
Deferred income tax assets:
Deferred loss and tax credit carryforwards	$345	$382
Accrued expenses	265	331
Stock-based compensation	262	366
Postretirement benefit costs recognized in AOCI	262	357
Inventories and related reserves	162	163
Other	175	209
	1,471	1,808
Valuation allowance	(219)	(221)
	1,252	1,587
Deferred income tax liabilities:
Acquisition-related intangibles and fair-value adjustments	(804)	(921)
Accrued retirement costs for defined benefit and retiree health care	(211)	(243)
International earnings	(121)	(102)
Property, plant and equipment	(57)	(131)
Other	(8)	(11)
	(1,201)	(1,408)
Net deferred income tax asset	$51	$179

Deferred tax assets and liabilities
The deferred income tax assets and liabilities based on tax jurisdictions are presented on the Consolidated balance sheets as follows:

	December 31,
	2013	2012
Current deferred income tax assets	$393	$473
Noncurrent deferred income tax assets	207	280
Current deferred income tax liabilities	(1)	(2)
Noncurrent deferred income tax liabilities	(548)	(572)
Net deferred income tax asset	$51	$179

Summary of income tax contingencies
The changes in the total amounts of uncertain tax positions are summarized as follows:

	2013	2012	2011
Balance, January 1	$184	$210	$103
Additions based on tax positions related to the current year	7	12	15
Additions from the acquisition of National	—	—	132
Additions for tax positions of prior years	19	45	3
Reductions for tax positions of prior years	(10)	(92)	(39)
Settlements with tax authorities	(96)	39	(4)
Expiration of the statute of limitations for assessing taxes	(13)	(30)	—
Balance, December 31	$91	$184	$210

Interest income (expense) recognized in the year ended December 31	$(10)	$32	$1

Interest payable (receivable) as of December 31	$5	$(8)	$3